Other Receivables and Other Current Assets (Details) - Schedule of other receivables and other current assets - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Other Receivables And Other Current Assets Abstract
Deposits put down on the car	$ 935,573	$ 42,835
Excess input VAT credits	48,589	28,292
Government grant receivable		776,640
Prepaid expense		244,213
Cash advance to employee	55,600	136,758
Total	$ 1,039,762	$ 1,228,738